NET OPERATING REVENUE (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue breakdown
Gross operating revenue	R$ 82,365,221	R$ 76,772,414	R$ 71,229,553
Deductions from gross operating revenue	22,770,221	20,927,366	19,129,402
Taxes	11,601,278	11,011,448	10,654,728
Discounts granted and return of goods	11,168,943	9,915,918	8,474,674
Net operating revenue	R$ 59,595,000	55,845,048	52,100,151
Percentage of gross operating revenue's costumer contribution	10.00%
Services
Revenue breakdown
Gross operating revenue	R$ 74,099,399	68,930,886	63,727,415
Taxes	10,001,223	9,585,332	9,078,822
Discounts granted and return of goods	9,003,472	7,594,079	6,373,301
Net operating revenue	55,094,704	51,751,475	48,275,292
Sale of goods
Revenue breakdown
Gross operating revenue	8,265,822	7,841,528	7,502,138
Taxes	1,600,055	1,426,116	1,575,906
Discounts granted and return of goods	2,165,471	2,321,839	2,101,373
Net operating revenue	R$ 4,500,296	R$ 4,093,573	R$ 3,824,859